Subsequent Events (Detail) (USD $) In Thousands, except Share data, unless otherwise specified								0 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2014 Redeemable Convertible Preferred Stock [Member]	Mar. 31, 2014 Redeemable Convertible Preferred Stock [Member]	Mar. 31, 2013 Redeemable Convertible Preferred Stock [Member]	May 31, 2014 2013 Stock Option Plan [Member]	Jul. 02, 2014 Subsequent Event [Member]	Jul. 02, 2014 Subsequent Event [Member]	Jul. 02, 2014 Subsequent Event [Member] Redeemable Convertible Preferred Stock [Member]	May 31, 2014 Subsequent Event [Member] 2013 Stock Option Plan [Member]	Sep. 30, 2014 Tigre ADS [Member]	Mar. 31, 2014 Tigre ADS [Member]	Apr. 30, 2014 Tigre ADS [Member] Subsequent Event [Member]
Percentage of ownership in joint ventures												50.00%	50.00%	49.00%
Amount paid for acquiring shares														$ 3,566
Stock based awards, shares authorized							1,412,000				1,412,000
Common stock, shares authorized	1,000,000,000	148,271,000	148,271,000						148,271,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01						$ 0.01
Preferred Stock, shares authorized				47,070,000	47,070,000	47,070,000				47,070,000
preferred stock, par value				$ 0.01	$ 0.01	$ 0.01				$ 0.01
Common and preferred stock conversion split ratio, description								4.707-for-1 stock split
Common and preferred stock conversion split ratio								4.707